UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-06351

                               GREEN CENTURY FUNDS
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  29 Temple Place, Suite 200, Boston, MA 02111
    ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

           Kristina A. Curtis, Green Century Capital Management, Inc.
                  29 Temple Place, Suite 200, Boston, MA 02111
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 617-482-0800

                       Date of Fiscal Year End: 07/31/2005

                 Date of Reporting Period: 07/01/2004-06/30/2005

ITEM 1. PROXY VOTING RECORD

For the Green Century Equity Fund, a series of Green Century Funds

The Green Century Equity Fund is a "feeder fund" and invests its assets in the Domini Social Index Trust, a series of Domini Social Trust (formerly known as Domini Social Index Portfolio). The Domini Social Index Trust did not solicit proxies during the reporting period for this Report.

For the proxy voting record of the Domini Social Index Trust for the period from July 1, 2004 through June 30, 2005, please refer to the Form N-PX filed on August 19, 2005 for the Domini Social Index Trust, a series of Domini Social Trust, Investment Company Act File Number: 811-5824, CIK Number: 0000851681 and Accession Number: 0000950136-05-005149.

For the Green Century Balanced Fund, a series of Green Century Funds


-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Lion's Gate Entertainment Corp.   LGF         535919203     09/14/04
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Amendment                                   M              Y      For                  For Management
Ratify Auditors                             M              Y      For                  For Management
Incentive Plan                              M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Polymedica Corp.                  PLMD        731738100     09/17/04
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Incentive Plan                              M              Y      Against              Against Management
Ratify Auditors                             M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Quantum Fuel Systems Tech.        QTWW        74765E109     09/23/04
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Ratify Auditors                             M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Herman Miller, Inc.               MLHR        600544100     09/27/04
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Stock Option Plan                           M              N
Executive Incentive Plan                    M              Y      Against              Against Management
Ratify Auditors                             M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Thermogenesis Corp.               KOOL        883623209     12/13/04
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Incentive Plan                              M              Y      Against              Against Management
Voting Discretion                           M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Surmodics, Inc.                   SRDX        868873100     01/31/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Set number of Directors at nine             M              Y      For                  For Management
Increase shares in incentive plan           M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date

-------------------------------------------------------------------------------------------------------------
Starbucks Corporation             SBUX        855244109     02/09/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Incentive Plan                              M              Y      Against              Against Management
Ratify Auditors                             M              Y      For                  For Managment
Purchase only fair trade coffee by 2010     S              Y      Against              For Managment
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date

-------------------------------------------------------------------------------------------------------------
Quantum Fuel Systems Tech.        QTWW        74765E109     02/28/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Approve issuance of common stock            M              Y      Against              Against Management
Amend Quantum charter                       M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Green Mountain                    GMCR        393122106     03/10/05
Coffee Roasters, Inc.
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Novozymes A/S                     NVZMF.PK    670108109     03/16/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Approve audited annual report               M              Y      For                  For Management
Make profit/loss distributions              M              Y      For                  For Management
Director Nominees                           M              Y      Against              Against Management
Appointment of auditors                     M              Y      Against              Against Management
Cancel part of company-held B shares        M              Y      For                  For Management
Repurchase up to 10% share capital          M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Martek Biosciences                MATK        572901106     03/17/05
Corporation
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Stock Incentive Plan                        M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
STMicroelectronics N.V.           STM         861012102     03/18/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Adopt Annual accounts                       M              Y      For                  For Management
Adopt Dividend                              M              Y      For                  For Management
Discharge managing board                    M              Y      For                  For Management
Discharge supervisory board                 M              Y      For                  For Management
Appoint managing board                      M              Y      Withhold All         Against Management
Appoint Auditors                            M              Y      Against              Against Management
Approve Director Compensation policy        M              Y      Against              Against Management
Approve Supervisors' Compensation           M              Y      Against              Against Management
Amend employee stock plan                   M              Y      Against              Against Management
Approve director stock plan                 M              Y      Against              Against Management
Amend articles of association               M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.          WFMI        966837106     04/04/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              N
Ratify Auditors                             M              N
Increase shares of common stock             M              N
Amend stock incentive plan                  M              N
Label genetically engineered foods          S              N
Redeem poison pills                         S              N
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              AAPL        037833100      04/21/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Approve Performance Bonus Plan              M              Y      Against              Against Management
Amend Employee Stock Option Plan            M              Y      For                  For Management
Amend Employee Stock Purchase Plan          M              Y      For                  For Management
Ratify auditors                             M              Y      For                  For Management
Adopt restricted stock program for execs    S              Y      For                  Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Adobe Systems Inc.                ADBE        00724F101     04/28/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Amend Incentive Plan                        M              Y      Against              Against Management
Amend Directors' stock plan                 M              Y      For                  For Management
Expense stock options                       S              Y      For                  Against Management
Require execs to retain stock               S              Y      For                  Against Management
Ratify Auditors                             M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Getty Images                      GYI         374276103     05/03/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Ratify Auditors                             M              Y      Against              Against Management
Amend Stock Incentive Plan                  M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.            RBAK        757209507     05/06/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Ratify Auditors                             M              Y      Against              Against Management
Amend Stock Incentive Plan                  M              Y      Against              Against Management
Amend Stock Purchase Plan                   M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Wainwright Bank and               WAIN        930705108     05/11/05
Trust Co.
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Elect Clerk                                 M              Y      Abstain              Against Management
Ratify Auditors                             M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Amgen, Inc.                       AMGN        031162100     05/11/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Ratify Auditors                             M              Y      Against              Against Management
Stop In Vitro Testing                       S              Y      Abstain              Against Management
Reduce excessive exec. Compensation         S              Y      For                  Against Management
Require executive and director stock        S              Y      For                  Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
The Timberland Company            TBL         887100105     05/19/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      For All              For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
ISIS Pharmaceuticals, Inc.        ISIS        464330109     05/26/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Ratify Auditors                             M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Fuel-Tech N.V.                    FTEK        359523107     06/02/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Approve annual report                       M              Y      For                  For Management
Ratify Auditors                             M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Nam Tai Electronics, Inc.         NTE         629865205     06/06/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Ratify Auditors                             M              Y      Against              Against Management
Amend stock option plan                     M              Y      Against              Against Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Aptimus, Inc.                     APTM        03833V108     06/08/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Ratify Auditors                             M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Audible, Inc.                     ADBL        05069A302     06/10/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Ratify Auditors                             M              Y      For                  For Management
Amend Stock Incentive Plan                  M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Durect Corporation                DRRX        266605104     06/22/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Director Nominees                           M              Y      Withhold All         Against Management
Amend stock plan                            M              Y      Against              Against Management
Amend Directors' stock option plan          M              Y      Against              Against Management
Ratify Auditors                             M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
East Japan Railway Co.            EJPRF       629854902     06/23/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Approve Dividends                           M              Y      For                  For Management
Elect Director                              M              Y      Abstain              Against Management
Elect Director                              M              Y      Abstain              Against Management
Elect Director                              M              Y      Abstain              Against Management
Appoint Auditor                             M              Y      For                  For Management
Appoint Auditor                             M              Y      For                  For Management
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Name of Issuer of                 Exchange                Shareholder
the Portfolio                     Ticker      CUSIP        Meeting
Security                          Symbol      number         Date
-------------------------------------------------------------------------------------------------------------
Toyota Motor Corporation          TM          892331307     06/23/05
-------------------------------------------------------------------------------------------------------------
                                   Matter Proposed By:     Registrant  Cast Vote:      Cast Vote
Description of                     Management (M) or       Yes (Y)     For, Against,   For Management or
the Matter Voted On               Security holders (S)     or No (N)   or Abstain      Against Management
-------------------------------------------------------------------------------------------------------------
Approve use of retained earnings            M              Y      For                  For Management
Elect Directors                             M              Y      Abstain              Against Management
Elect Auditor                               M              Y      For                  For Management
Approve Stock Issuance                      M              Y      Against              Against Management
Repurchase of Shares                        M              Y      For                  For Management
Approve Bonus to Retiring Directors         M              Y      Against              Against Management
Disclose retirement payments to
directors                                   S              Y      For                  Against Management
Disclose political contributions            S              Y      For                  Against Management
-------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

            Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREEN CENTURY FUNDS

By:         /s/ Kristina A. Curtis
            ---------------------------------
            Kristina A. Curtis
            President (Principal Executive Officer)

Date: August 25, 2005